Interest and Finance Costs, net (Details Narrative) $ in Thousands	3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	May 30, 2023 shares	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)
Interest Costs Incurred	$ 31,437	$ 26,252		$ 60,931	$ 51,340
Interest Costs Capitalized	1,802	1,166		3,245	$ 2,090
Fair Value Hedge Assets	$ 1,156			$ 1,156			$ 535
bunker and CO2 emission agreements	eleven bunker agreements and five CO2 emission agreements			eleven bunker agreements and five CO2 emission agreements			eight bunker agreements and two CO2 emission agreements
Series D Preferred Stock [Member]
Preferred Stock, Redemption Date					May 30, 2023
Stock Redeemed or Called During Period, Shares | shares			3,517,061		3,517,061
Interest expense					$ 663
Debt extinguishment guidance of ASC 470-50 [Member]
Deferred Debt Issuance Cost, Writeoff	$ 176	133		$ 176	430
Not Designated as Hedging Instrument [Member]
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	621			621		$ 497
Amortization of deferred gain on termination of financial instruments	$ 521			$ 1,119
Interest Rate Swap [Member]
Number of Interest Rate Derivatives Held	1			1
Derivative, Fixed Interest Rate	3.82%			3.82%
Line of Credit Facility, Interest Rate Description				six-month SOFR
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Description of Interest Rate Derivative Activities				In 2022, the Company discontinued ten of its cash flow hedge interest rate swaps through early termination agreements. The Company considered the forecasted transactions as still probable for seven of those interest rate swaps
Cash flow hedge gains/(losses)	$ 882	1,313		$ 2,094	2,611
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Cash flow hedge gains/(losses)	210	1,046		586	676
Fair Value Hedge Assets	$ 708			$ 708
2024 bunker swap | CO2 Emission Swap [member] | Not Designated as Hedging Instrument [Member]
bunker and CO2 emission agreements	eight bunker agreements and three CO2 emission agreements			eight bunker agreements and three CO2 emission agreements
Derivative, Description of Hedged Item				to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels and the EU Allowances exposure
Maturity dates				between July through December 2024
Bunker Swap [Member] | Not Designated as Hedging Instrument [Member]
Interest Rate Cash Flow Hedge Asset at Fair Value		$ 3			$ 3			$ 3